Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Preferred Class B [Member]	Preferred Stock [Member] Preferred Class C [Member]	Common Stock [Member]	Warrant [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021			$ 800			$ 181	$ (17,701)			$ (16,720)
Balance, shares at Dec. 31, 2021			8,000,000
Issuance of common stock for services			$ 337			539,728				540,065
Issuance of common stock for services, shares			3,365,000
Issuance of units for cash			$ 200			1,999,800				2,000,000
Balance, shares			2,000,000
Options and warrants vested for services						234,088				234,088
Warrants for services cancelled						(151,821)				(151,821)
Imputed interest						6,473				6,473
Net loss							(1,998,055)			(1,998,055)
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Balance, shares at Dec. 31, 2022			13,365,000
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Issuance of common stock for services			$ 70			699,930				700,000
Issuance of common stock for services, shares			700,000
Issuance of common stock for cash			$ 125			4,999,875				5,000,000
Issuance of common stock for cash, shares			1,250,000
Options and warrants vested for services						64,271				64,271
Imputed interest						1,760				1,760
Net loss							(2,560,885)			(2,560,885)
Balance, shares at Mar. 31, 2023			15,315,000
Balance at Mar. 31, 2023			$ 1,532			8,394,285	(4,576,641)			3,819,176
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Balance, shares at Dec. 31, 2022			13,365,000
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Translation adjustment
Net loss										(4,844,910)
Balance, shares at Jun. 30, 2023			16,714,500
Balance at Jun. 30, 2023			$ 1,671			9,861,684	(6,860,666)			3,002,689
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Balance, shares at Dec. 31, 2022			13,365,000
Balance at Dec. 31, 2022			$ 1,337			2,628,449	(2,015,756)			614,030
Issuance of common stock for services			$ 178			1,530,473				1,530,651
Issuance of common stock for services, shares			1,780,000
Issuance of common stock for cash			$ 525			6,199,475				6,200,000
Issuance of common stock for cash, shares			5,250,000
Imputed interest related party loan repayment						(6,473)				(6,473)
Options and warrants vested for services						624,463				624,463
Warrants exercised			$ 102			1,024,398				1,024,500
Balance, shares			1,024,500
Net loss							(9,212,417)			(9,212,417)
Balance at Dec. 31, 2023			$ 2,142			12,000,785	(11,228,173)			774,754
Balance, shares at Dec. 31, 2023			21,419,500
Balance at Dec. 31, 2023			$ 2,142			12,000,785	(11,228,173)			774,754
Balance, shares at Mar. 31, 2023			15,315,000
Balance at Mar. 31, 2023			$ 1,532			8,394,285	(4,576,641)			3,819,176
Issuance of common stock for services			$ 37			386,963				387,000
Issuance of common stock for services, shares			375,000
Issuance of common stock for cash			$ 102			1,024,398				1,024,500
Issuance of common stock for cash, shares			1,024,500
Options and warrants vested for services						64,271				64,271
Translation adjustment
Imputed interest						(8,233)				(8,233)
Net loss							(2,284,025)			(2,284,025)
Balance, shares at Jun. 30, 2023			16,714,500
Balance at Jun. 30, 2023			$ 1,671			9,861,684	(6,860,666)			3,002,689
Balance, shares at Dec. 31, 2023			21,419,500
Balance at Dec. 31, 2023			$ 2,142			12,000,785	(11,228,173)			774,754
Issuance of common stock for services			$ 160			416,340				416,500
Issuance of common stock for services, shares			1,600,000
Issuance of common stock for cash			$ 60			179,940				180,000
Issuance of common stock for cash, shares			600,000
Options and warrants vested for services						37,965				37,965
Translation adjustment								(70)		(70)
Net loss							(2,367,581)		(36)	(2,367,617)
Balance, shares at Mar. 31, 2024			23,619,500
Balance at Mar. 31, 2024			$ 2,362			12,635,030	(13,595,754)	(70)	(36)	(958,468)
Balance at Dec. 31, 2023			$ 2,142			12,000,785	(11,228,173)			774,754
Balance, shares at Dec. 31, 2023			21,419,500
Balance at Dec. 31, 2023			$ 2,142			12,000,785	(11,228,173)			774,754
Translation adjustment										(1,166)
Net loss										(4,758,936)
Balance at Jun. 30, 2024										13,829,821
Balance, shares at Jun. 30, 2024	2,145	980,000	29,135,451
Balance at Jun. 30, 2024		$ 98	$ 2,913	514,496	(1,000,000)	30,300,213	(15,986,733)	(1,166)	(376)	13,829,445
Balance, shares at Mar. 31, 2024			23,619,500
Balance at Mar. 31, 2024			$ 2,362			12,635,030	(13,595,754)	(70)	(36)	(958,468)
Issuance of common stock for services			$ 264			808,136				808,400
Issuance of common stock for services, shares			2,642,308
Issuance of preferred stock B for cash				514,496	(1,000,000)	1,985,504				1,500,000
Issuance of preferred stock B for cash, shares	2,500
Amortization of discount on preferred stock						222,678				222,678
Issuance of preferred stock C for patent acquisition		$ 98				14,209,902				14,210,000
Issuance of preferred stock C for patent acquisition, shares		980,000
Issuance of common stock for cash			$ 95			388,175				388,270
Issuance of common stock for cash, shares			950,000
Conversion of preferred stock B for common stock						(390,500)				(390,500)
Conversion of preferred stock B for common stock, shares	(355)
Issuance of common stock for conversion of preferred stock B			$ 192			390,308				390,500
Issuance of common stock for conversion of preferred stock B, shares			1,923,643
Options and warrants vested for services						50,980				50,980
Translation adjustment								(1,096)		(1,096)
Net loss							(2,390,979)		(340)	(2,391,319)
Balance at Jun. 30, 2024										13,829,821
Balance, shares at Jun. 30, 2024	2,145	980,000	29,135,451
Balance at Jun. 30, 2024		$ 98	$ 2,913	$ 514,496	$ (1,000,000)	$ 30,300,213	$ (15,986,733)	$ (1,166)	$ (376)	$ 13,829,445